ADVANCES FROM THE FHLB	12 Months Ended
Dec. 31, 2013
Federal Home Loan Banks [Abstract]
ADVANCES FROM THE FHLB

NOTE 13. ADVANCES FROM THE FHLB

Advances from the FHLB outstanding as of December 31, 2013 and 2012, incur interest and have contractual repayments as follows (dollars in thousands):

	2013 Balance	Range of Contractual Interest Rates	2012 Balance	Range of Contractual Interest Rates
Repayable during the years ending December 31,
2013	$—	—	$4,000	3.85%
2014	432,015	0.20%-3.77%	270,000	0.80%-3.77%

Total contractual outstanding	432,015		274,000
Deferred prepayment penalty	(1,187)		(2,770)
Fair value adjustment	185		412

Balance as of December 31,	$431,013		$271,642

For the years ended December 31, 2013 and 2012, the Company maintained advances with the FHLB averaging $313.0 million and $337.4 million, respectively, with an average cost of approximately 1.33% and 1.41%, respectively. Substantially all FHLB advances outstanding at December 31, 2013 and 2012 have fixed interest rates. Interest expense on borrowings for the years ended December 31, 2013 and 2012 includes a reduction for amortization of the fair value adjustment on FHLB advances amounting to $227,000 and $436,000, respectively. The fair value adjustment is being amortized as a reduction to interest expense over the remaining term of the advances using the effective yield method.

During the year ended December 31, 2011, the Company restructured $250 million in principal amount of FHLB advances which qualified to be accounted for as a debt modification. The original advances had a weighted average interest rate and maturity of 1.77% and 4.7 years at the date of restructuring, respectively, and the restructured advances have a weighted average interest rate and maturity of 1.44% and 0.7 years, respectively, at December 31, 2013. The Company paid a prepayment penalty amounting to $4.7 million related to the restructuring which has been deferred and is being accreted to interest expense using the effective interest method over the remaining life of the restructured advances. Interest expense on borrowings for the years ended December 31, 2013 and 2012 includes amortization of $1.6 million and $1.6 million, respectively, of deferred prepayment penalty.

The Company pledges loans and securities as collateral for FHLB advances. See Notes 3 and 4 to these consolidated financial statements for further information. At December 31, 2013, the Company had additional capacity to borrow from the FHLB of $280.0 million. Also, at December 31, 2013, the Company has unused credit lines with financial institutions of $30.0 million.